Retirement benefit obligations - Analysis of amount recognized in the Group statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of defined benefit plans [abstract]
The return on plan assets (excluding amounts included in net interest expense)	$ 34	$ 96	$ 134
Actuarial gain/(loss) arising from changes in demographic assumptions	22	(62)	38
Actuarial gain/(loss) arising from changes in financial assumptions	20	(211)	(210)
Actuarial gain/(loss) arising from experience adjustments	31	(58)	2
Remeasurement of retirement benefit plans	107	(235)	(36)
Tax (charge)/credit	(19)	44	6
Total amount recognized in the Group statement of comprehensive income	$ 88	$ (191)	$ (30)